State Street Bank and Trust Company

Fund Administration Legal Division

4 Copley Place, 5th floor

Boston, MA 02116

July 14, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)
File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the statutory prospectus for the Class A, Class C, Class I and Class K of each of the State Street Strategic Real Return Fund, State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement Fund, and the statutory prospectus for the State Street Strategic Real Return Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio and State Street Global Equity ex-U.S. Index Portfolio, each dated July 9, 2014, do not differ from those contained in Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on July 9, 2014 (Accession # 0001193125-14-264376).

If you have any questions, please contact me at (617) 662-3967.

Very truly yours,

/s/ Kristin Schantz

Kristin Schantz

Vice President and Counsel